Fully-Benefit Responsive Investment Contracts (Details) - EBP-001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Plan's interest in Master Trust	$ 28,284,292	$ 24,665,949
Stable value investment fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Plan's interest in Master Trust	831,017	832,463
EBP, Nonconsolidated, Master Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Fair and Contract Value	37,657,899	31,002,882
EBP, Nonconsolidated, Master Trust | Stable value investment fund
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Fair and Contract Value	$ 1,041,114	$ 1,018,451